S000080208 [Member] Investment Objectives and Goals - AB US Large Cap Strategic Equities ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AB US Large Cap Strategic Equities ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.